STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF OPERATIONS [Abstract]
Voyage Revenues	$ 130,682	$ 94,787	$ 126,416
Voyage Expenses	(38,670)	(14,921)	0
Vessel Operating Expenses - excluding depreciation expense presented below	(63,965)	(54,859)	(47,113)
General and Administrative Expenses	(14,700)	(15,394)	(15,980)
Depreciation Expenses	(69,219)	(64,626)	(62,545)
Impairment Loss on Vessel	(12,030)	0	0
Loss on Contract	0	(16,200)	0
Net Operating (Loss) Income	(67,902)	(71,213)	778
Interest Income	357	1,187	632
Interest Expenses	(5,854)	(2,130)	(1,971)
Other Financial Income (Expenses)	207	(142)	(248)
Total Other Expenses	(5,290)	(1,085)	(1,587)
Net (Loss) Income	$ (73,192)	$ (72,298)	$ (809)
Basic (Loss) Earnings per Share (in dollars per share)	$ (1.39)	$ (1.53)	$ (0.02)
Diluted (Loss) Earnings per Share (in dollars per share)	$ (1.39)	$ (1.53)	$ (0.02)
Basic Weighted Average Number of Common Shares Outstanding (in shares)	52,547,623	47,159,402	46,551,564
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	52,547,623	47,159,402	46,551,564